Organization and Business Description (Details) - Schedule of Unaudited Cash flow - Pai Ming Shenzhen [Member] - USD ($)	5 Months Ended	12 Months Ended
	Dec. 10, 2021	Jun. 30, 2021
Cash flows from operating activities:
Net loss		$ (216,150)
Changes in operating assets and liabilities:
Accounts receivable
Advances to suppliers
Prepaid expenses and other current assets		(2,847)
Other noncurrent assets		(1,421)
Accrued expenses and other current liabilities		216,478
Net cash provided by (used in) operating activities		(3,940)
Effect of exchange rate fluctuation on cash		515
Net increase (decrease) in cash		(3,425)
Cash at beginning of the period		6,316
Cash at end of the period		$ 2,891
VIE [Member]
Cash flows from operating activities:
Net loss	$ (18,621)
Changes in operating assets and liabilities:
Accounts receivable
Advances to suppliers
Prepaid expenses and other current assets	4,095
Other noncurrent assets
Accrued expenses and other current liabilities	53,198
Net cash provided by (used in) operating activities	38,672
Effect of exchange rate fluctuation on cash	349
Net increase (decrease) in cash	39,021
Cash at beginning of the period	2,891
Cash at end of the period	$ 41,912